Supplement to the
Fidelity Advisor® Limited Term Bond Fund
Class A, Class T, Class C and Class I
October 29, 2016
Prospectus

On or about July 13, 2017, Advisor M Class of Fidelity® Government Money Market Fund will replace Daily Money Class shares of Fidelity® funds as an exchange privilege for Class M (formerly Class T) shareholders.

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

LTB-17-02 1.756204.134	May 5, 2017

Supplement to the
Fidelity Advisor® Mortgage Securities Fund
Class A, Class T, Class C and Class I
October 29, 2016
Prospectus

On or about July 13, 2017, Advisor M Class of Fidelity® Government Money Market Fund will replace Daily Money Class shares of Fidelity® funds as an exchange privilege for Class M (formerly Class T) shareholders.

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AMOR-17-02 1.756217.134	May 5, 2017

Supplement to the
Fidelity Advisor® Municipal Income Fund
Class A, Class T, Class C and Class I
December 30, 2016
Prospectus

On or about July 13, 2017, Advisor M Class of Fidelity® Government Money Market Fund will replace Daily Money Class shares of Fidelity® funds as an exchange privilege for Class M (formerly Class T) shareholders.

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

HIM-17-02 1.756207.134	May 5, 2017

Supplement to the
Fidelity Advisor® Strategic Income Fund
Class A, Class T, Class C and Class I
March 1, 2017
Prospectus

On or about July 13, 2017, Advisor M Class of Fidelity® Government Money Market Fund will replace Daily Money Class shares of Fidelity® funds as an exchange privilege for Class M (formerly Class T) shareholders.

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

SI-17-02 1.743365.142	May 5, 2017